Fair Value Measurements (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2025	Jun. 27, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2025	Dec. 14, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss of changes in the fair value of the Yorkville convertible note			$ 11,000	$ 115,000	$ 249,000	$ 693,000
Bifurcated embedded derivative liabilities					$ 9,000
Face value of the convertible notes											$ 3,500,000
Common stock par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Expected term (in years)					10 years
Risk-free interest rate					4.45%
Expected volatility					110.95%
Issuance of private placement			$ 356,000		$ 717,000
Bifurcated embedded derivative net assets							$ 63,000
Conversion upon simple agreements for future equity							0	$ 0
Simple Agreements For Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes									$ 3,836,000
Discount price									15.00%
Reverse Stock Split [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Additional warrants purchase							$ 418,360
Private Placement Offering 3 LLP [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes		$ 11,000,000	2,200,000		$ 2,200,000					$ 2,200,000
Conversion price										$ 2.50
Expected term (in years)					1 year
Discounted market interest rate					1000.00%
Risk-free interest rate					3.88%
Expected volatility					180.00%
Probability of optional redemption rate					28.70%
Private Placement Offering 3 LLP [Member] | August 2025 Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes			$ 2,200,000		$ 2,200,000
Expected term (in years)					1 year
Discounted market interest rate					1000.00%
Risk-free interest rate					3.80%
Expected volatility					180.50%
Probability of optional redemption rate					13.10%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)						6 years 29 days	6 years 29 days	6 years 29 days
Risk-free interest rate						4.45%	4.45%	4.31%
Expected volatility						62.12%	69.57%	110.95%
Purchase Agreement [Member] | Private Placement Offering 3 LLP [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes	$ 2,200,000
Conversion price	$ 2.50
Purchase Agreement [Member] | Maximum [Member] | Private Placement Offering 3 LLP [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants issued	126,107
Private Placement Notes [Member] | Purchase Agreement [Member] | August 2025 Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes	$ 2,200,000
Conversion price	$ 3.4891
Additional warrants purchase	$ 126,107
Private Placement Notes [Member] | 3i, LP [Member] | Purchase Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes		$ 11,000,000
Common stock par value		$ 0.0001
Conversion price		$ 2.50
Warrants issued		67,124
Private Placement Notes [Member] | 3i, LP [Member] | Purchase Agreement [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face value of the convertible notes		$ 2,200,000
Conversion price		$ 2.50
Private Placement Warrants [Member] | 3i, LP [Member] | Purchase Agreement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants issued		21,212
Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss of changes in the fair value of the Yorkville convertible note					$ 249,000		$ 693,000
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding			23,000		23,000		23,000	23,000
Gain (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities					$ 1,633		$ 572,700
Public Warrants [Member] | Reverse Stock Split [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding							23,000
Gem Warrants Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities					$ 13,000		$ 626,000